Risk and Capital Management - Summary of Liquidity Risk (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 218,334	R$ 201,187
Liabilities(Duration in months)	0
Assets(Duration in months)	0
Pension plan, VGBL and individual life operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 214,646	197,378
Backing asset [Member] | Insurance Operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	3,688	3,809
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Related expenses [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	89	98
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 2,343	R$ 2,111
Liabilities(Duration in months)	59.1	56.7
Assets(Duration in months)	22.9	12.6
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | IBNR, PDR e PSL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 875	R$ 927
Liabilities(Duration in months)	49.9	48.0
Assets(Duration in months)	29.0	18.5
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 250	R$ 562
Liabilities(Duration in months)	6.9	99.2
Assets(Duration in months)		32.3
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	7.9	14.9
Assets(Duration in months)	22.9	12.5
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Mathematical reserve for benifits to be granted and benefits granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 205
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Related expenses [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	126.2	128.4
Assets(Duration in months)	82.6	75.9
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 13	R$ 13
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unsettled Claims [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	48	43
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | IBNR [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	22	25
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 13	R$ 13
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Mathematical reserve for benifits to be granted and benefits granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Assets(Duration in months)	2.6
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	11.1	15.4
Assets(Duration in months)	20.8	11.0
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Unsettled Claims [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	11.1	15.4
Assets(Duration in months)	20.8	11.0
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | IBNR [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	11.1	15.4
Assets(Duration in months)	20.8	11.0
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 318	R$ 297
Liabilities(Duration in months)	11.1	15.4
Assets(Duration in months)	20.8	11.0
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical Reserve For Benefits Granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 2,781	R$ 2,808
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 2	R$ 2
Assets(Duration in months)	22.9
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical Reserve For Benefits Granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)		120.4
Assets(Duration in months)		71.4
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - PGBL/ VGBL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 204,392
Liabilities(Duration in months)	180.6	182.0
Assets(Duration in months)	57.0	28.2
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - traditional [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 5,099	R$ 4,633
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Mathematical reserve for benifits to be granted and benefits granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)		R$ 194
Liabilities(Duration in months)	16.9	19.7
Assets(Duration in months)		2.3
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - traditional [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	199.8	209.0
Assets(Duration in months)	110.1	91.7
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 1,273	R$ 948
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 611	R$ 605
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Assets(Duration in months)	104.5
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	222.4	218.0
Assets(Duration in months)		12.5
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	199.7	165.5
Assets(Duration in months)	110.1	91.7
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical Reserve For Benefits Granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	126.2
Assets(Duration in months)	82.8
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - PGBL/ VGBL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)		R$ 187,908
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Pension plan, VGBL and individual life operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)	199.8	208.8
Assets(Duration in months)	110.1	91.5